Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees	6 Months Ended
Jun. 30, 2023 $ / shares shares
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	710,016
Options exercisable	508,732
April 2016 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	5,975
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.1
Options exercisable	5,975
Exercisable	April 2026
December 2016 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	7,170
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.93
Options exercisable	7,170
Exercisable	December 2026
June 2017 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	197,722
Average Exercise price per share (in Dollars per share) | $ / shares	$ 4.1
Options exercisable	197,722
Exercisable	June 2027
November 2017 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	17,925
Average Exercise price per share (in Dollars per share) | $ / shares	$ 0.77
Options exercisable	17,925
Exercisable	November 2027
August 2019 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	71,700
Average Exercise price per share (in Dollars per share) | $ / shares	$ 0.77
Options exercisable	71,700
Exercisable	August 2029
June 2020 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	64,530
Average Exercise price per share (in Dollars per share) | $ / shares	$ 2.84
Options exercisable	64,530
Exercisable	June 2030
April 2021 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	62,741
Average Exercise price per share (in Dollars per share) | $ / shares	$ 2.03
Options exercisable	62,741
Exercisable	April 2031
August 2021 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	15,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 0.77
Options exercisable	8,719
Exercisable	August 2031
December 2021 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	10,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 6.8
Options exercisable	4,975
Exercisable	December 2031
May 2022 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	65,625
Average Exercise price per share (in Dollars per share) | $ / shares	$ 1.37
Options exercisable	65,625
Exercisable	May 2032
November 2022 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	5,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 1.05
Options exercisable	1,650
Exercisable	November 2032
February 2023 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	16,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 0.81
Options exercisable
Exercisable	February 2033
May 2023 [Member]
Shareholders’ Equity (Details) - Schedule of Outstanding Options Granted To Non-Employees [Line Items]
Options outstanding	170,628
Average Exercise price per share (in Dollars per share) | $ / shares	$ 0.6
Options exercisable
Exercisable	May 2033